Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,395,514	$ 7,209,458
Less: accumulated depreciation	4,570,455	3,478,342
Property, plant and equipment, net	2,825,059	3,731,116
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	84,636	85,495
Furniture, fixture, and office and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	298,738	264,123
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	543,975	542,514
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,229,072	4,179,064
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	239,093	239,093
Assets in construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,899,169